UNAUDITED INTERIM CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares		Jun. 30, 2025	Dec. 31, 2024
Common Class A [Member]
Common stock, par value	[1]	$ 0.000000430108	$ 0.000000430108
Common stock, shares authorized	[1]	232,480,000,000	232,480,000,000
Common stock, shares issued	[1]	7,985,644	7,985,644
Common stock, shares outstanding	[1]	7,985,644	7,985,644
Common Class B [Member]
Common stock, par value	[1]	$ 0.000000430108	$ 0.000000430108
Common stock, shares authorized	[1]	20,000,000	20,000,000
Common stock, shares issued	[1]	16,514,981	16,514,981
Common stock, shares outstanding	[1]	16,514,981	16,514,981

[1]	Retroactively restated for the effect of re-classification and re-designation of the authorized share capital (see Note 11).